UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Clark Estates, Inc.
Address: One Rockefeller Plaza
         31st Floor
         New York, NY 10020

13F File Number: 028-06760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Richard C. Vanison
Title:    Treasurer
Phone:    212-977-6900
Signature, Place and date of Signing:

     Richard C. Vanison     New York, New York     10/28/2008


Report Type (Check only one.):

[ X]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $626,854



List of Other Included Managers:

  No.    13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103        6      300 SH       SOLE                      300        0        0
AMERICAN APPAREL INC           COM              023850100       86    13000 SH       SOLE                    13000        0        0
BP P.L.C. ADR                  SPONSORED ADR    055622104       36      513 SH       SOLE                      513        0        0
BANK OF AMERICA CORPORATION    COM              060505104       13      532 SH       SOLE                      532        0        0
BLOCK H & R INC.               COM              093671105    36224  1692700 SH       SOLE                  1692700        0        0
CAPE SYSTEMS GR                COM              13957Q108        0        0 SH       SOLE                        0        0        0
CASUAL MALE RETAIL GRP, INC    COM              148711104        0        0 SH       SOLE                        0        0        0
CHARMING SHOPPE                COM              161133103    38348  8354675 SH       SOLE                  8354675        0        0
CHEVRON TEXACO CORP            COM              166764100       20      200 SH       SOLE                      200        0        0
DEL MONTE FOODS                COM              24522P103    34878  4912342 SH       SOLE                  4912342        0        0
DELL, INC.                     COM              24702R101    60409  2760935 SH       SOLE                  2760935        0        0
DIGIMARC NEW                   COM              253807101    29907  2112070 SH       SOLE                  2112070        0        0
DISNEY WALT CO                 COM              254687106    30888   990000 SH       SOLE                   990000        0        0
DUKE ENERGY HLD                COM              26441C105        9      500 SH       SOLE                      500        0        0
FOSTER L B CO                  COM              350060109      133     4000 SH       SOLE                     4000        0        0
GENERAL ELEC CO                COM              369604103      275    10300 SH       SOLE                    10300        0        0
INTEL CORP                     COM              458140100      156     7242 SH       SOLE                     7242        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101       82      688 SH       SOLE                      688        0        0
INTERPUBLIC GRP                COM              460690100    50495  5871496 SH       SOLE                  5871496        0        0
ISHARES MSCI                   COM              464287234      132      975 SH       SOLE                      975        0        0
JP MORGAN CHASE & CO           COM              46625H100    25218   735000 SH       SOLE                   735000        0        0
JOHNSON & JOHNSON              COM              478160104      365     5674 SH       SOLE                     5674        0        0
KRAFT FOODS INC                COM              50075N104        6      207 SH       SOLE                      207        0        0
LILLY ELI & CO                 COM              532457108        7      150 SH       SOLE                      150        0        0
LUMINEX CORP DEL               COM              55027E102    29157  1418847 SH       SOLE                  1418847        0        0
MDC PARTNERS                   CL A             552697104    11646  1621952 SH       SOLE                  1621952        0        0
MERRILL LYNCH                  COM              590188108    10972   346000 SH       SOLE                   346000        0        0
MICROSOFT CORP                 COM              594918104    30697  1115850 SH       SOLE                  1115850        0        0
MOTOROLA INC.                  COM              620076109    32480  4425100 SH       SOLE                  4425100        0        0
PEP BOYS                       COM              713278109    26099  2992975 SH       SOLE                  2992975        0        0
PHILIP MORRIS                  COM              718172109       15      300 SH       SOLE                      300        0        0
PROCTOR & GAMBLE CO.           COM              742718109       67     1110 SH       SOLE                     1110        0        0
SEARS HOLDING                  COM              812350106    30883   419266 SH       SOLE                   419266        0        0
TRC COS INC                    COM              872625108     7992  1988031 SH       SOLE                  1988031        0        0
TEXAS INSTRS INC               COM              882508104       23      815 SH       SOLE                      815        0        0
THE STREET.COM                 COM              88368Q103    19403  2980423 SH       SOLE                  2980423        0        0
3-D SYS CORP DEL               COM NEW          88554D205    18320  1928461 SH       SOLE                  1928461        0        0
WAL MART STORES INC            COM              931142103    11789   209775 SH       SOLE                   209775        0        0
COVIDIEN LTD                   COM              G2552X108    30563   638184 SH       SOLE                   638184        0        0
INGERSOLL-RAND                 COM              G4776G101    26575   710000 SH       SOLE                   710000        0        0
TYCO INTL LTD                  COM              G9143X208    32480   811200 SH       SOLE                   811200        0        0